UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4764

DREYFUS PREMIER MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier Municipal Bond Fund
Statement of Investments
July 31, 2004 (Unaudited)
	Principal
Long Term Municipal Investments--98.6%	Amount($)		Value($)

Alabama--1.0%

University of Alabama, HR
5.75%, 9/1/2020 (Insured; MBIA)	3,000,000		3,277,710

California--10.4%

California:
5.625%, 5/1/2018	5,550,000		6,053,496
5.625%, 5/1/2020	5,715,000		6,171,628

California Department of Water Resources,
Power Supply Revenue
6%, 5/1/2015	6,000,000		6,703,260

California Public Works Board, LR
(Dept. of Corrections-Corcoran II)
5.50%, 1/1/2017 (Insured; AMBAC)	5,000,000		5,309,800

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue
6%, 1/1/2034 (Prerefunded 1/1/2007)	5,000,000	a	5,465,650

Port Oakland, Revenue
5.50%, 11/1/2020 (Insured; FGIC)	4,085,000		4,331,326

Colorado--12.9%

Arapahoe County Capital Improvement Trust Fund,
Highway Revenue (E-470 Project):
Zero Coupon, 8/31/2005	2,530,000		2,483,321
Zero Coupon, 8/31/2007 (Prerefunded 8/31/2005)	4,000,000	a	3,503,760
7%, 8/31/2026 (Prerefunded 8/31/2005)	11,000,000	a	11,964,920

Denver City and County, Airport Revenue:
5%, 11/15/2008	3,515,000		3,750,681
6%, 11/15/2017 (Insured; AMBAC)	5,000,000		5,501,700
7.50%, 11/15/2023 (Insured; MBIA)	9,715,000		10,060,757

Northwest Parkway Public Highway Authority, Revenue:
Zero Coupon, 6/15/2027 (Insured; AMBAC)	6,125,000		1,579,821
7.125%, 6/15/2041	3,250,000		3,427,580

Connecticut--7.4%

Connecticut:
10.240%, 6/15/2011	4,000,000	b,c	5,065,600
9.740%, 12/15/2015	3,700,000	b,c	4,709,730

Connecticut Development Authority, PCR
(Connecticut Light & Power)
5.85%, 9/1/2028	1,250,000		1,301,137

Connecticut Special Obligation Rate Reduction
5%, 12/30/2010	4,620,000		5,074,931

Mashantucket Western Pequot Tribe, Special Revenue
5.75%, 9/1/2027	8,000,000	c	8,142,240

Delaware--1.0%

Delaware Housing Authority, MFMR 7%, 5/1/2025	3,725,000		3,388,521

Florida--.8%

Highlands County Health Facilities Authority, Revenue
(Adventist/Sunbelt) 6%, 11/15/2031	2,500,000		2,634,725

Georgia--3.0%

Georgia 5.25%, 7/1/2017	5,000,000		5,417,050

Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State University Foundation)
5.50%, 9/1/2024	4,490,000		4,517,344

Illinois--2.5%

Carol Stream, First Mortgage Revenue
(Windsor Park Manor Project) 6.50%, 12/1/2007	1,445,000		1,551,265

Illinois Development Finance Authority, Revenue
(Community Rehabilitation Providers Facility):
8.75%, 3/1/2010	107,000		107,167
8.25%, 8/1/2012	1,465,000		1,350,906

Metropolitan Pier and Exposition Authority,
Dedicated State Tax Revenue
(McCormick Place Expansion)
5.50%, 6/15/2023 (Insured; MBIA)	5,000,000		5,364,150

Kansas--1.6%

Wichita, HR (Via Christi Health System, Inc.):
6.25%, 11/15/2019	2,000,000		2,191,280
6.25%, 11/15/2020	3,000,000		3,277,230

Maryland--.6%

Maryland Energy Financing Administration, SWDR
(Wheelabrator Water Projects) 6.45%, 12/1/2016	2,100,000		2,204,307

Massachusetts--6.9%

Massachusetts (Consolidated Loan)
5%, 8/1/2024	4,500,000		4,576,185

Massachusetts Health and Educational Facilities Authority,
Revenue (Harvard University)
5.75%, 1/15/2012	4,075,000		4,660,741

Massachusetts Industrial Finance Agency, Revenue:
Health Care Facility (Metro Health Foundation,
Inc. Project) 6.75%, 12/1/2027	8,000,000		7,391,920
Water Treatment (American Hingham)
6.95%, 12/1/2035	2,640,000		2,779,392

Route 3 North Transportation Improvement Association, LR
5.75%, 6/15/2017 (Insured; MBIA)	3,000,000		3,337,830

Michigan--1.1%

Michigan Hospital Finance Authority, Revenue
9.461%, 11/15/2007	3,225,000	b,c	3,744,161

Missouri--.3%

Saint Louis Industrial Development Authority
(Saint Louis Convention) 7.25%, 12/15/2035	1,425,000		1,254,613

New Jersey--6.5%

New Jersey Economic Development Authority, Revenue:
9.240%, Series A, 6/15/2016	2,495,000	b,c	2,903,856
9.240%, Series B, 6/15/2016	2,495,000	b,c	2,890,058
(School Facilities - Construction 2001):
5.25%, 6/15/2015 (Insured; AMBAC)	10,000		10,819
5.25%, 6/15/2016 (Insured; AMBAC)	10,000		10,792

New Jersey Turnpike Authority, Turnpike Revenue:
10.721%, 1/1/2011	6,350,000	b,c	8,204,073
5.625%, 1/1/2015 (Insured; MBIA)	945,000		1,036,722
5.50%, 1/1/2030 (Insured; MBIA)	6,000,000		6,266,400

New Mexico--1.7%

Farmington, PCR
(Public Service Co. - San Juan Project)
6.375%, 4/1/2022	1,430,000		1,500,242

New Mexico Finance Authority,
Transportation Revenue
5.25%, 6/15/2020 (Insured; MBIA)	4,000,000		4,294,600

New York--6.8%

New York City Municipal Water Finance Authority,
Water & Sewer Systems Revenue:
6%, 6/15/2033 (Prerefunded 6/15/2010)	3,085,000	a	3,574,991
6%, 6/15/2033	1,915,000		2,176,225

New York State Dormitory Authority, Revenues:
(City University Systems) 5.50%, 7/1/2018	5,175,000		5,557,484
(New York University):
6%, 7/1/2017 (Insured; MBIA)	3,500,000		4,144,280
5.75%, 7/01/2027 (Insured; MBIA)	6,000,000		6,812,160

North Carolina--1.3%

North Carolina Eastern Municipal Power Agency,
Power System Revenue
7%, 1/1/2013	3,500,000		4,081,280

Ohio--1.7%

Cuyahoga County, Revenue
(Cleveland Clinic Health Systems)
6%, 1/1/2032	1,000,000		1,059,030

Ohio Water Development Authority,
Pollution Control Facilities Revenue
(Cleveland Electric) 6.10%, 8/1/2020	4,300,000		4,480,858

Oklahoma--2.3%

Holdenville Industrial Authority,
Correctional Facility Revenue:
6.60%, 7/1/2010 (Prerefunded 7/1/2006)	2,045,000	a	2,264,101
6.70%, 7/1/2015 (Prerefunded 7/1/2006)	4,625,000	a	5,129,217

Pennsylvania--1.8%

Montgomery County Higher Education and Health
Authority, First Mortgage Revenue
(AHF/Montgomery, Inc. Project)
10.50%, 9/1/2020	3,205,000	3,209,968

Rhode Island--.9%

Providence, Special Tax Increment Obligation
6.65%, 6/1/2016	3,000,000	2,997,690

South Carolina--4.1%

Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner Tomorrow):
5.875%, 12/1/2016	6,000,000	6,666,660
5.50%, 12/1/2028	5,000,000	5,103,150

South Carolina Jobs - Economic Development Authority,
Economic Development Revenue
(Bon Secours Health System Inc.)
5.625%, 11/15/2030	1,595,000		1,581,873

Tennessee--3.2%

Memphis Center Revenue Finance Corp.,
Sports Facility Revenue
(Memphis Redbirds) 6.50%, 9/1/2028	8,000,000		7,922,560

Shelby County Health Educational and Housing
Facilities Board, MFHR (Cameron)
7.25%, 7/1/2023	2,755,000		2,367,978

Texas--4.4%

Alliance Airport Authority, Special Facilities Revenue
(Federal Express Corp. Project) 6.375%, 4/1/2021	5,040,000		5,272,041

Dallas-Fort Worth International Airport Revenue:
5.50%, 11/1/2021 (Insured; FSA)	3,000,000		3,174,720
5%, 11/1/2035 (Insured; FSA)	1,500,000		1,444,155

Gulf Coast Waste Disposal Authority, Revenue
(Waste Disposal - Valero Energy Corp.)
5.60%, 4/1/2032	1,250,000		1,230,025

Sabine River Authority, PCR
(TXU Energy Company LLC Project)
6.15%, 8/1/2022	2,995,000		3,112,883

Utah--1.9%

Carbon County, SWDR
(Sunnyside Cogeneration-A) 7.10%, 8/15/2023	6,370,000		6,124,118

Virginia--.6%

West Point Industrial Development Authority, SWDR
(Chesapeake Corp.)
6.375%, 3/1/2019	2,000,000		1,881,520

West Virginia--2.0%

Upshur County, SWDR (TJ International Project)
7%, 7/15/2025	3,500,000		3,684,660

West Virginia Hospital Finance Authority, HR
(Charleston Area Medical Center)
6%, 9/1/2012 (Prerefunded 9/1/2010)	2,440,000	a	2,797,362

Wisconsin--2.8%

Badger Tobacco Asset Securitization Corporation
Tobacco Settlement Revenue

7%, 6/1/2028	7,600,000	7,191,880
Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Health Care) 6.40%, 4/15/2033	2,000,000	2,074,980

U.S. Related--7.1%
Commonwealth of Puerto Rico:
5.65%, 7/1/2015 (Insured; MBIA)	4,000,000	4,581,440
Public Improvement
5.25%, 7/1/2013 (Insured; MBIA)	6,000,000	6,712,980
Puerto Rico Highway and Transportation Authority,
Transportation Revenue
5%, 7/1/2020 (Insured; FGIC)	3,345,000	3,539,278
Puerto Rico Public Finance Corporation 6%, 8/1/2026	7,000,000	8,170,540
Total Long-Term Municipal Investments
(cost $307,107,659)		320,867,484
Short-Term Municipal Investments--.8%
Philadelphia Hospitals and Higher Education
Facilities Authority, HR, VRDN
(Children's Hospital Project) 1.10%
(cost $ 2,500,000)	2,500,000 d	2,500,000
Total Investments (cost $309,607,659)	99.4%	323,367,484
Cash and Receivables (Net)	0.6%	1,947,327
Net Assets	100.0%	325,314,811

Notes to Statement of Investments:
a	Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Inverse floater security - the interest rate is subject to change periodically.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to $35,659,718 or 11.0% of net assets.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)